Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Global Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Adecoagro SA(a)(b)	7,771	$53,464

Australia — 1.5%
Australian Agricultural Co. Ltd.(a)	24,149	17,151
Costa Group Holdings Ltd.	26,790	47,114
Elders Ltd.	9,084	39,631
GrainCorp Ltd., Class A(a)	16,264	89,438
Inghams Group Ltd.	22,648	50,247
Nufarm Ltd./Australia(a)(b)	21,451	71,822
Select Harvests Ltd.	7,201	37,699
Tassal Group Ltd.	14,875	43,667

		396,769

Brazil — 0.4%
Sao Martinho SA	13,300	65,741
SLC Agricola SA	7,600	34,510

		100,251

Canada — 8.1%
Ag Growth International Inc.	1,425	49,554
Nutrien Ltd.	43,130	2,035,950
Rogers Sugar Inc.	7,866	28,604
Village Farms International Inc.(a)(b)	2,945	19,334

		2,133,442

China — 2.9%
Beijing Dabeinong Technology Group Co. Ltd., Class A	20,900	12,903
China Agri-Industries Holdings Ltd.	171,200	89,890
China BlueChemical Ltd., Class H	138,000	32,967
China Huishan Dairy Holdings Co. Ltd.(a)(c)	295,050	603
China Modern Dairy Holdings Ltd.(a)	190,000	27,914
COFCO Meat Holdings Ltd.(a)	104,000	32,152
Fujian Sunner Development Co. Ltd., Class A	3,800	12,843
Heilongjiang Agriculture Co. Ltd.	7,600	10,033
Henan Shuanghui Investment & Development Co. Ltd., Class A	11,400	50,254
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	26,600	110,071
Jiangsu Yangnong Chemical Co. Ltd.	1,900	15,189
Jiangxi Zhengbang Technology Co. Ltd., Class A	11,400	23,708
Muyuan Foodstuff Co. Ltd., Class A	7,600	93,839
New Hope Liuhe Co. Ltd., Class A	19,000	55,595
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	7,600	18,054
Sinofert Holdings Ltd.	152,000	15,340
Tech-Bank Food Co. Ltd., Class A(a)	5,700	10,395
Tongwei Co. Ltd., Class A	17,100	31,865
Wens Foodstuffs Group Co. Ltd., Class A	24,700	125,785
Yuan Longping High-Tech Agriculture Co. Ltd.	5,700	10,338

		779,738

France — 0.1%
Vilmorin & Cie SA	494	27,234

Germany — 1.1%
K+S AG, Registered	14,440	163,275
KWS Saat SE & Co. KGaA	874	58,399
Suedzucker AG	5,358	80,463

		302,137

Hong Kong — 3.0%
Ausnutria Dairy Corp. Ltd.	46,000	57,120
WH Group Ltd.(d)	722,000	741,577

		798,697

Security	Shares	Value

India — 2.4%
Balrampur Chini Mills Ltd.	8,987	$19,167
Bayer CropScience Ltd./India	785	40,667
Chambal Fertilizers and Chemicals Ltd.	7,448	15,464
Coromandel International Ltd.	5,111	33,835
EID Parry India Ltd.	4,446	11,013
Escorts Ltd.	4,104	36,453
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	3,135	8,447
Jain Irrigation Systems Ltd.	8,214	1,197
Kaveri Seed Co. Ltd.	1,919	13,125
KRBL Ltd.	3,477	9,968
Rallis India Ltd.	4,009	10,350
Sharda Cropchem Ltd.	428	1,261
Tata Global Beverages Ltd.	22,211	100,052
UPL Ltd.	40,337	322,330
Venky’s India Ltd.	304	7,720

		631,049

Indonesia — 1.3%
Charoen Pokphand Indonesia Tbk PT	554,800	264,518
Eagle High Plantations Tbk PT(a)	37,800	255
Inti Agri Resources Tbk PT(a)	2,230,700	7,907
Japfa Comfeed Indonesia Tbk PT	262,200	30,951
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	222,300	21,592
Sawit Sumbermas Sarana Tbk PT	216,600	13,437
Tunas Baru Lampung Tbk PT	171,000	10,244

		348,904

Ireland — 0.1%
Origin Enterprises PLC	9,348	38,652

Israel — 1.2%
Israel Chemicals Ltd.	52,763	247,842
Israel Corp. Ltd. (The)(a)	285	58,099

		305,941

Italy — 3.1%
CNH Industrial NV	76,304	818,444

Japan — 7.0%
Chubu Shiryo Co. Ltd.	1,900	23,752
Hokuto Corp.	1,900	34,266
Iseki & Co. Ltd.	1,900	27,968
Kubota Corp.	77,900	1,201,116
Kumiai Chemical Industry Co. Ltd.	6,200	58,711
Maruha Nichiro Corp.	3,300	87,028
Mitsui Sugar Co. Ltd.	1,300	27,470
NH Foods Ltd.	6,600	276,632
Nihon Nohyaku Co. Ltd.	1,900	10,028
Sakata Seed Corp.	2,200	70,313
YAMABIKO Corp.	2,600	26,781

		1,844,065

Malaysia — 2.7%
FGV Holdings Bhd(a)	119,700	38,118
Genting Plantations Bhd	19,000	46,948
IOI Corp. Bhd	142,500	148,420
Kuala Lumpur Kepong Bhd	32,300	180,506
Leong Hup International Berhad	79,800	15,668
QL Resources Bhd	49,405	85,762
Sime Darby Plantation Bhd	155,800	185,774

		701,196

Netherlands — 0.5%
ForFarmers NV	2,964	18,269

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Global Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
OCI NV(a)	6,384	$121,071

		139,340

Norway — 7.7%
Austevoll Seafood ASA	6,802	65,142
Bakkafrost P/F	3,097	207,821
Grieg Seafood ASA	3,762	57,474
Leroy Seafood Group ASA	22,420	141,926
Mowi ASA	33,117	822,028
Norway Royal Salmon ASA	960	24,997
Salmar ASA	4,294	204,685
Yara International ASA	13,319	502,557

		2,026,630

Pakistan — 0.4%
Engro Corp. Ltd./Pakistan	23,220	50,550
Engro Fertilizers Ltd.	38,467	17,092
Fauji Fertilizer Co. Ltd.	40,100	27,476
Millat Tractors Ltd.	2,565	12,114

		107,232

Poland — 0.1%
Grupa Azoty SA(a)	3,382	27,827

Russia — 0.4%
PhosAgro PJSC, GDR(e)	8,816	108,613

Saudi Arabia — 1.9%
Almarai Co. JSC	18,829	247,287
National Agriculture Development Co. (The)(a)	3,002	20,494
Saudi Arabian Fertilizer Co.	12,521	244,744

		512,525

Singapore — 2.3%
Bumitama Agri Ltd.	26,600	13,617
China XLX Fertiliser Ltd.	38,000	9,903
First Resources Ltd.(b)	39,900	52,521
Golden Agri-Resources Ltd.	476,900	74,982
Japfa Ltd.(b)	30,400	13,005
Wilmar International Ltd.	144,400	431,896

		595,924

South Africa — 0.3%
Astral Foods Ltd.	2,888	39,259
Oceana Group Ltd.	5,795	24,635
Tongaat Hulett Ltd.(a)(c)	10,038	7,695

		71,589

South Korea — 0.2%
Dongwon Industries Co. Ltd.	114	21,427
Easy Bio Inc.(b)	2,812	12,142
Harim Holdings Co. Ltd.	2,204	14,592
Namhae Chemical Corp.	1,862	12,879

		61,040

Sweden — 0.1%
Scandi Standard AB	3,686	28,188

Taiwan — 0.5%
Charoen Pokphand Enterprise	13,000	27,738
Taiwan Fertilizer Co. Ltd.	57,000	90,608

		118,346

Thailand — 1.1%
Charoen Pokphand Foods PCL, NVDR	292,600	266,286
GFPT PCL, NVDR	41,800	17,153

Security	Shares	Value

Thailand (continued)
Khon Kaen Sugar Industry PCL, NVDR	138,754	$9,918

		293,357

United Kingdom — 0.7%
Cranswick PLC	3,895	157,695
Sirius Minerals PLC(a)(b)	528,105	25,220

		182,915

United States — 47.6%
AGCO Corp.	4,864	380,024
American Vanguard Corp.	2,071	33,343
Archer-Daniels-Midland Co.	41,971	1,801,815
Bunge Ltd.	10,659	568,977
Cal-Maine Foods Inc.(b)	2,318	100,903
CF Industries Holdings Inc.	16,435	759,461
Corteva Inc.(a)	56,411	1,467,814
Darling Ingredients Inc.(a)	12,388	294,834
Deere & Co.	22,534	3,786,839
FMC Corp.	9,823	962,261
Fresh Del Monte Produce Inc.(b)	2,337	76,420
Ingredion Inc.	5,016	417,181
Intrepid Potash Inc.(a)	7,429	16,938
Lindsay Corp.	817	73,710
Mosaic Co. (The)	27,531	524,466
Pilgrim’s Pride Corp.(a)	4,693	147,829
Sanderson Farms Inc.	1,501	248,536
Scotts Miracle-Gro Co. (The)	3,154	318,806
Toro Co. (The)	7,999	625,362

		12,605,519

Total Common Stocks — 98.9% (Cost: $26,276,478)		26,159,028

Preferred Stocks

Chile — 0.7%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares, NVS	8,569	202,830

Total Preferred Stocks — 0.7% (Cost: $255,788)		202,830

Rights

Norway — 0.0%
Bakkafrost P/F, (Expires 12/05/19)(a)(c)	88	1,128

Total Rights — 0.0% (Cost: $0)		1,128

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(f)(g)(h)	257,648	257,751

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Global Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(f)(g)	25,000	$25,000

		282,751

Total Short-Term Investments — 1.1% (Cost: $282,735)		282,751

Total Investments in Securities — 100.7% (Cost: $26,815,001)		26,645,737

Other Assets, Less Liabilities — (0.7)%		(187,444)

Net Assets — 100.0%		$26,458,293

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	327,331	(69,683)	257,648	$257,751	$1,460	(a)	$(14)	$(11)
BlackRock Cash Funds: Treasury, SL Agency Shares	21,000	4,000	25,000	25,000	125		—	—

				$282,751	$1,585		$(14)	$(11)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$26,150,730	$—	$8,298	$26,159,028
Preferred Stocks	202,830	—	—	202,830
Rights	—	—	1,128	1,128
Money Market Funds	282,751	—	—	282,751

	$26,636,311	$—	$9,426	$26,645,737

Portfolio Abbreviations — Equity

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

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